Capital	12 Months Ended
Dec. 31, 2018
Capital
Capital

C12     Capital

C12.1  Group objectives, policies and processes for managing capital

(i)     Capital measure

The Group manages its Group Solvency II own funds as its measure of capital. At 31 December 2018 estimated Group Solvency II own funds are £30.2 billion (31 December 2017: £26.4 billion).

(ii)    External capital requirements

Solvency II is the Group’s consolidated capital regime. Solvency II is a risk-based solvency framework required under the European Solvency II Directive as implemented by the Prudential Regulatory Authority in the UK. The Solvency II surplus represents the aggregated capital held by the Group less Solvency Capital Requirements.

(iii)   Meeting of capital management objectives

The Group Solvency Capital Requirement has been met during 2018.

As well as holding sufficient capital to meet Solvency II requirements at Group level, the Group also closely manages the cash it holds within its central holding companies so that it can:

–   Maintain flexibility, fund new opportunities and absorb shock events;

–   Fund dividends; and

–   Cover central costs and debt payments.

More details on holding company cash flows and balances are given in section II(a) of the Additional unaudited financial information.

While the Group at a consolidated level is subject to the Solvency II requirements, at a business unit level capital is defined by local capital regulations and local business needs.

Each of the Group’s long-term business operations is capitalised to a sufficiently strong level for its individual circumstances.

The Group manages its assets, liabilities and capital locally, in accordance with local regulatory requirements and reflecting the different types of liabilities in each business unit. As a result of the diversity of products offered by Prudential and the different regulatory regimes under which it operates, the Group employs differing methods of asset/liability and capital management, depending on the business concerned.

Stochastic modelling of assets and liabilities is undertaken in the UK, US and Asia to assess the economic capital requirements. A stochastic approach models the inter-relationship between asset and liability movements, taking into account asset correlation, management actions and policyholder behaviour under a large number of alternative economic scenarios.

In addition, reserve adequacy testing under a range of scenarios and dynamic solvency testing is carried out, including under certain scenarios mandated by the UK, US and Asia regulators.

The sensitivity of liabilities and other components of total capital vary depending upon the type of business concerned and this conditions the approach to asset/liability management.

(iv)   Post demerger

In August 2018, the Group announced that the Hong Kong Insurance Authority would become its lead regulator upon successful completion of the demerger. The European Solvency II regime will no longer be applicable to Prudential plc group and it is proactively engaging with the Hong Kong Insurance Authority on the supervisory framework that will apply to the Group after the demerger.

C12.2  Local capital regulations

(i)     Asia insurance operations

The estimated available capital position for Asia life insurance operations excluding with-profits funds with reconciliation to shareholders equity is shown below:

	31 Dec 2018 £m	31 Dec 2017 £m
IFRS shareholders' equity	5,868	5,525
Adjustments to local regulatory basis
Remove deferred acquisition costs, goodwill and other intangibles	(1,850)	(1,515)
Other adjustments	631	306
Total adjustments	(1,219)	(1,209)
Total available capital of life assurance businesses on a local regulatory basis excluding with-profits fundsnote	4,649	4,316

Note

The available capital resources on a local regulatory basis as at 31 December 2018 excludes the with-profits business of Hong Kong, Singapore and Malaysia of £11,524 million (31 December 2017: £10,253 million).

The capital requirements of significant operations are:

China

A risk-based capital, risk management and governance framework, known as the China Risk Oriented Solvency System (C-ROSS), applies in China. Under C-ROSS, insurers are required to maintain a core solvency ratio (core capital over minimum capital) and a comprehensive solvency ratio (actual capital over minimum capital) of not lower than 50 per cent and 100 per cent, respectively. The actual capital is the difference between the admitted assets and admitted liabilities.

Hong Kong

The capital requirement varies by underlying risk and duration of liabilities, but is generally determined as a percentage of mathematical reserves and capital at risk. Mathematical reserves are based on a best estimate basis with prudent margins for adverse deviations, discounted at a valuation interest rate based on a blend between the risk-adjusted portfolio yield and the reinvestment rate.

Indonesia

Solvency capital is determined using a risk-based capital approach. Insurance companies in Indonesia are expected to maintain the level of net assets above 100 per cent of solvency capital.

Malaysia

A risk-based capital framework applies in Malaysia. The local regulator, Bank Negara Malaysia (BNM), has set a Supervisory Target Capital Level of 130 per cent below which supervisory actions of increasing intensity will be taken. Each insurer is also required to set its own Individual Target Capital Level to reflect its own risk profile and this is expected to be higher than the Supervisory Target Capital Level.

Market liberalisation measures were introduced by BNM in April 2009, which increases the limit from 49 per cent to 70 per cent on foreign equity ownership for insurance companies and Takaful operators in Malaysia. A higher foreign equity limit beyond 70 per cent for insurance companies will be considered by BNM on a case by case basis for companies who support expansion of insurance provision to the most vulnerable in Malaysian society.

Singapore

A risk-based capital framework applies in Singapore. A registered insurer incorporated in Singapore is required at all times to maintain a minimum level of paid-up ordinary share capital and to ensure that its financial resources are not less than the greater of (i) the total risk requirement arising from the assets and liabilities of the insurer, calculated in accordance with the Singapore Insurance Act; or (ii) a minimum amount of S$5 million (Singapore dollars). The regulator also has the authority to direct that the insurer satisfy additional capital adequacy requirements in addition to those set forth under the Singapore Insurance Act if it considers such additional requirements appropriate.

(ii)    US insurance operations

The estimated capital position for Jackson with reconciliation to shareholders’ equity is shown below:

	31 Dec 2018 £m	31 Dec 2017 £m
IFRS shareholders' equity	5,584	5,013
Adjustments to regulatory basis
Deferred acquisition costs	(8,727)	(8,197)
Jackson surplus notes	196	184
Investment and policyholder liabilities valuation differences between IFRS and regulatory basis for Jackson	7,217	5,325
Other adjustments*	63	818
Total adjustments	(1,251)	(1,870)
Total available capital of life assurance businesses on a local regulatory basis	4,333	3,143

*Other adjustments include the removal of entities recorded as US insurance operations in the IFRS statements which fall outside the scope of Jackson National Life Insurance Company.

The regulatory framework for Jackson is governed by the requirements of the US NAIC approved Risk-Based Capital standards. Under these requirements life insurance companies report using a formula-based capital standard which includes components calculated by applying after-tax factors to various asset, premium and reserve items and a separate model-based component for market risk associated primarily with variable annuity products. The after-tax factors were adjusted to reflect the impact of US Tax Reform during 2018.

Jackson had a permitted practice in effect as granted by the local regulator allowing Jackson to carry certain interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap programme pursuant to the Michigan Insurance Code. The total effect of this permitted practice, net of tax, was to decrease statutory surplus by £129 million (31 December 2017: £355 million).

Under the equivalence provisions of Solvency II, Jackson is incorporated into the Group’s Solvency II position at a level equal to available capital in excess of 100 per cent of the US local minimum risk-based capital requirement level at which corrective action commences.

(iii)   UK and Europe insurance operations

Insurance operations in the UK and Europe are subject to Solvency II capital requirements on an individual basis. These have been met during 2018.

(iv)   Asset management operations – regulatory and other surplus

Certain asset management subsidiaries of the Group are subject to local regulatory requirements. The movement in the year of the estimated surplus regulatory capital position of those subsidiaries, combined with the movement in the IFRS basis shareholders’ funds for unregulated asset management operations, is as follows:

	2018 £m				2017 £m
	M&G		Eastspring
Regulatory and other surplus	Prudential	US	Investments	Total	Total
Beginning of year	419	235	222	876	814
Gains during the year	364	23	138	525	586
Movement in capital requirement	(10)	—	5	(5)	(73)
Capital injection	88	—	13	101	6
Distributions made to the parent company	(197)	(97)	(104)	(398)	(433)
Exchange and other movements	—	(121)	20	(101)	(24)
End of year	664	40	294	998	876

C12.3  Transferability of available capital

In the UK, PAC is required to meet the Solvency II capital requirements as a company as a whole, ie covering both its ring-fenced with-profits funds and non-profit funds.  Further, the surplus of the with-profits funds is ring-fenced from the shareholder balance sheet with restrictions as to its distribution. Distributions from the with-profits funds to shareholders continue to reflect the shareholders’ one-ninth share of the cost of declared policyholders’ bonuses.

For Jackson, capital retention is maintained at a level consistent with an appropriate rating by Standard & Poor’s. Currently Jackson is rated AA. Jackson can pay dividends on its capital stock only out of earned surplus unless prior regulatory approval is obtained. Furthermore, dividends that exceed the greater of statutory net gain from operations less net realised investments losses for the prior year or 10 per cent of Jackson’s prior year end statutory surplus, excluding any increase arising from the application of permitted practices, require prior regulatory approval.

For Asia subsidiaries, the amounts retained within the companies are at levels that provide an appropriate level of capital strength in excess of the local regulatory minimum. The businesses in Asia may, in general, remit dividends to UK parent entities, provided the statutory insurance fund meets the local regulatory solvency requirements. For with-profits funds, the excess of assets over liabilities is retained within the funds, with distribution to shareholders tied to the shareholders’ share of declared bonuses.

Available capital of the non-insurance business units is transferable after taking account of an appropriate level of operating capital, based on local regulatory solvency requirements, over and above base liabilities.